Chinese Mainland Contribution Plan	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
Chinese Mainland Contribution Plan
21.	CHINESE MAINLAND CONTRIBUTION PLAN
The Sohu Group’s subsidiaries and consolidated VIEs in the Chinese mainland participate in a government-mandated multi-employer defined
contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. Chinese mainland labor regulations require the Group’s subsidiaries and consolidated VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; the Group’s Chinese mainland-based subsidiaries and consolidated VIEs have no further commitments beyond their monthly contributions. For the years ended December 31, 2025, 2024 and 2023, the Group’s Chinese mainland-based subsidiaries and consolidated VIEs contributed a total of $65.3 million, $68.7 million and $68.9 million, respectively, to these funds.